Lease - Cash flow information related to leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Lease [Abstract]
Depreciation expense of right-of-use assets	$ 1,897	$ 2,738	$ 2,738
Interest expense relating to lease liabilities	372	$ 204	204
Expense relating to leases of low-value assets and short-term leases	31		21
Total cash paid for the lease	$ 1,700		$ 3,255